DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)					6 Months Ended		10 Months Ended	12 Months Ended
		Jun. 30, 2023 USD ($) $ / shares shares	Apr. 21, 2023 USD ($) $ / shares shares	Jan. 24, 2022 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) item $ / shares shares	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) item $ / shares shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Condition for future business combination number of businesses minimum | item					1			1
Proceeds from sale of private placement warrants						$ 11,910,000		$ 11,910,000
Investment maturity period				180 days
Business combination extension option			8 months
Payments from trust account to redeem shares		$ 42,190,562
Excise tax liability		$ 2,100,318			$ 2,100,318
Percentage of excise tax liability on shares redeemed		1.00%			1.00%
Operating cash		$ 358,560			$ 358,560		$ 54,057	510,893
Working capital (deficit)		$ 5,024,457			$ 5,024,457			$ 454,877
Aggregate purchase price	[1]						$ 25,000
Months to complete acquisition				15 months
Extension period to complete acquisition				21 months
Class B common stock
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Conversion ratio			1
Aggregate number of non redeemable shares | shares			1,018,750
Converted common stock | shares			2,000,000
Common stock, shares issued | shares		5,245,000	5,245,000		5,245,000		7,245,000	7,245,000
Common stock, shares outstanding | shares		5,245,000	5,245,000		5,245,000		7,245,000	7,245,000
Common stock, par value | $ / shares		$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Common Class A [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of common shares, shareholders exercised their right to redeem | shares			20,151,313
Price per public share | $ / shares			$ 10.42
Payments from trust account to redeem shares			$ 210,031,815
Common stock, shares issued | shares		2,000,000	5,998,687		2,000,000		0	0
Common stock, shares outstanding | shares		2,000,000	5,998,687		2,000,000		0	0
Common stock, par value | $ / shares		$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Trust Account
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price, per unit | $ / shares				$ 10.20
Gross proceeds from initial public offering				$ 246,330,000
Initial Public Offering
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Issuance of units in IPO (in shares) | shares				24,150,000
Purchase price, per unit | $ / shares				$ 10.00
Gross proceeds from initial public offering				$ 241,500,000
Investment maturity period				180 days
Initial Public Offering | Trust Account
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price, per unit | $ / shares				$ 10.20
Gross proceeds from initial public offering				$ 246,330,000
Private Placement | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of private placement warrants (in shares) | shares				11,910,000
Proceeds from sale of private placement warrants				$ 11,910,000
Price of warrant | $ / shares				$ 1.00
Sponsor | Class B common stock
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Aggregate purchase price					$ 25,000			$ 25,000
Common stock, par value | $ / shares		$ 0.0001			$ 0.0001			$ 0.0001
Sponsor | Private Placement | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of private placement warrants (in shares) | shares				11,910,000
Proceeds from sale of private placement warrants				$ 11,910,000
Price of warrant | $ / shares				$ 1.00

[1]	Includes up to 1,125,000 shares of Class B common stock subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. The Company surrendered 1,725,000 shares of Class B Common Stock on November 30, 2021 and issued an additional 345,000 shares of Class B common stock on January 19, 2022 pursuant to a stock split by way of a stock dividend for no additional consideration. The underwriters exercised the over-allotment option in full on January 24, 2022. See Note 6.